Other payables and accrued liabilities	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Other payables and accrued liabilities

Note 13 – Other payables and accrued liabilities

	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
	(Unaudited)
Accrued expenses (i)	$493,036	$129,029	$225,992
Accrued payroll	466,163	244,591	199,914
Accrued interests (ii)	108,657	67,448	41,602
Others	40,983	47,529	25,732
Total other payables and accrued liabilities	$1,108,839	$488,597	$493,240

(i)	Accrued expenses

The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.

(ii)	Accrued interests

The balance of accrued interests represented the balance of interest payable from short-term loan – bank, private lender, and third parties (See Note 12).

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Note 12 – Other payables and accrued liabilities

	As of September 30, 2022	As of December 31, 2021
	(Unaudited)
Accrued expenses (i)	$175,818	$129,029
Accrued payroll	365,852	244,591
Accrued interests (ii)	126,124	67,448
Others	59,951	47,529
Total other payables and accrued liabilities	$727,745	$488,597

(i)	Accrued expenses

The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.

(ii)	Accrued interests

The balance of accrued interests represented the balance of interest payable from short-term loan – bank, private lender, and third parties (See Note 11).